Securities - Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 343,323
Fair Value	346,294	$ 230,230
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,623	30,450
Gross Unrealized Gains	202	100
Gross Unrealized Losses	(140)	(192)
Fair Value	30,685	30,358
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	168,993	114,002
Gross Unrealized Gains	3,680	4,226
Gross Unrealized Losses	(602)	(172)
Fair Value	172,071	118,056
Mortgage-back Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	143,707	82,098
Gross Unrealized Gains	1,024	408
Gross Unrealized Losses	(1,193)	(690)
Fair Value	143,538	81,816
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	343,323	226,550
Gross Unrealized Gains	4,906	4,734
Gross Unrealized Losses	(1,935)	(1,054)
Fair Value	$ 346,294	$ 230,230